Description of the Business and Basis of Presentation (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Jan. 01, 2025
Restructuring Cost and Reserve [Line Items]
Treasury stock, retired, cost method, amount		$ 1,203.2
Depreciation expense increase (decrease)	$ 18.2	40.7
Refrigerated Container Units
Restructuring Cost and Reserve [Line Items]
Property, plant and equipment, useful life				13 years
Depreciation expense increase (decrease)		$ 22.8
Dry Container Units
Restructuring Cost and Reserve [Line Items]
Property, plant and equipment, useful life				15 years
Customer One | Leases Billing | Customer Concentration Risk
Restructuring Cost and Reserve [Line Items]
Concentration risk, percentage		19.00%	20.00%
Customer Two | Leases Billing | Customer Concentration Risk
Restructuring Cost and Reserve [Line Items]
Concentration risk, percentage		19.00%	19.00%
Customer Three | Leases Billing | Customer Concentration Risk
Restructuring Cost and Reserve [Line Items]
Concentration risk, percentage		14.00%	12.00%